SALES AND MARKETING	12 Months Ended
Dec. 31, 2025
Sales And Marketing
SALES AND MARKETING

NOTE 13 - SALES AND MARKETING

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Payroll and related expenses	665	595	1,076
Exhibitions, conventions, and travel expenses	84	98	379
Consultants	386	360	416
Other	62	67	68
	1,197	1,120	1,939